Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BROOKFIELD INVESTMENT FUNDS
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class A
Trading Symbol	CCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to September 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$510	4.72%

Expenses Paid, Amount	$ 510
Expense Ratio, Percent	4.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the year  ended  September 30, 2025, the Fund (i) outperformed its secondary benchmark, the Alerian MLP Total Return Index; (ii)  underperformed its primary benchmark, the Alerian Midstream Energy Total Return Index USD; and (iii)  underperformed its broad-based benchmark, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
An underweight allocation to and stock selection within a group of independent Canadian midstream companies was the largest positive group contributor during the fiscal year. Modest ownership in a single utility company in the fourth fiscal quarter also helped contribute positively to 2025 fiscal performance. The largest positive contributors to performance versus the benchmark at a company level were an underweight to a diversified large cap U.S. C corp company, an underweight to an independent Canadian company, and an overweight to a natural gas-focused company.
Conversely, an overweight allocation to and stock selection within a group of crude oil-focused companies was the largest detractor to performance over the last twelve months. An underweight allocation to two large Canadian companies was also a large negative attributor to performance but was slightly offset by stock selection within the group. The biggest company-level detractors included an underweight to a large natural gas transmission C corp, an overweight to a gathering & processing (“G&P”) company that was acquired during the calendar year, and an overweight to a G&P master limited partnership (“MLP”).
POSITIONING
The outlook for natural gas infrastructure remains particularly compelling. Demand growth is supported by multiple use cases, namely LNG exports and power demand, which are expected to be driven by driven by data center construction, reshoring, and population growth across multiple regions of the United States. These structural tailwinds have strengthened over the past two years, and we remain optimistic about their persistence and their positive impact on lengthening terminal values for the entire asset class. North American energy companies with oil exposure aim to maintain discipline amid an uncertain price environment, prioritizing balance sheet strength and free cash flow generation to navigate volatility and capitalize on future upcycles.

Top Contributors
↑	ONEOK, INC.
↑	PEMBINA PIPELINE CORPORATION
↑	DT MIDSTREAM, INC.

Top Detractors
↓	KINDER MORGAN, INC.
↓	ENLINK MIDSTREAM, LLC
↓	WESTERN MIDSTREAM PARTNERS, LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	16.11	29.01	5.85
Class A (with sales charge)	10.50	27.80	5.34
S&P 500 TR Index	17.60	16.47	15.30
Alerian MLP Total Return Index	10.97	32.26	8.14
Alerian Midstream Energy Select Index	20.81	29.53	11.74
Alerian Midstream Energy Total Return Index USD	20.80	28.81	N/A**
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Net Assets	$ 1,067,211,463
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 11,183,218
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,067,211,463
Number of Portfolio Holdings	22
Portfolio Turnover	75%
Total Advisory Fees Paid	$11,183,218

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)[1]
The Williams Companies, Inc.	9.5%
Targa Resources Corp.	9.5%
MPLX LP	8.5%
Enbridge, Inc.	8.0%
Energy Transfer LP	7.5%
TC Energy Corp.	6.9%
ONEOK, Inc.	4.9%
Enterprise Products Partners LP	4.9%
Cheniere Energy, Inc.	4.9%
DT Midstream, Inc.	4.9%
Sector Breakdown[2]
[2],[3]
Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund during the reporting period.
Effective September 30, 2025, the Fund’s principal investment strategies were changed so that, under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (MLPs) and other investments that have economic characteristics similar to such securities. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company (RIC), rather than a “C” corporation, under the Internal Revenue Code of 1986, as amended, beginning with the tax year that runs from October 1, 2025 through September 30, 2026.
For more complete information, you may review the Fund’s prospectus dated September 30, 2025, at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund, or upon request at 855-244-4859.

Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Class C
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class C
Trading Symbol	CCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to September 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$588	5.46%

Expenses Paid, Amount	$ 588
Expense Ratio, Percent	5.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the year  ended  September 30, 2025, the Fund (i) outperformed its secondary benchmark, the Alerian MLP Total Return Index; (ii)  underperformed its primary benchmark, the Alerian Midstream Energy Total Return Index USD; and (iii)  underperformed its broad-based benchmark, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
An underweight allocation to and stock selection within a group of independent Canadian midstream companies was the largest positive group contributor during the fiscal year. Modest ownership in a single utility company in the fourth fiscal quarter also helped contribute positively to 2025 fiscal performance. The largest positive contributors to performance versus the benchmark at a company level were an underweight to a diversified large cap U.S. C corp company, an underweight to an independent Canadian company, and an overweight to a natural gas-focused company.
Conversely, an overweight allocation to and stock selection within a group of crude oil-focused companies was the largest detractor to performance over the last twelve months. An underweight allocation to two large Canadian companies was also a large negative attributor to performance but was slightly offset by stock selection within the group. The biggest company-level detractors included an underweight to a large natural gas transmission C corp, an overweight to a gathering & processing (“G&P”) company that was acquired during the calendar year, and an overweight to a G&P master limited partnership (“MLP”).
POSITIONING
The outlook for natural gas infrastructure remains particularly compelling. Demand growth is supported by multiple use cases, namely LNG exports and power demand, which are expected to be driven by driven by data center construction, reshoring, and population growth across multiple regions of the United States. These structural tailwinds have strengthened over the past two years, and we remain optimistic about their persistence and their positive impact on lengthening terminal values for the entire asset class. North American energy companies with oil exposure aim to maintain discipline amid an uncertain price environment, prioritizing balance sheet strength and free cash flow generation to navigate volatility and capitalize on future upcycles.

Top Contributors
↑	ONEOK, INC.
↑	PEMBINA PIPELINE CORPORATION
↑	DT MIDSTREAM, INC.

Top Detractors
↓	KINDER MORGAN, INC.
↓	ENLINK MIDSTREAM, LLC
↓	WESTERN MIDSTREAM PARTNERS, LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	15.40	28.11	5.04
Class C (with sales charge)	14.40	28.11	5.04
S&P 500 TR Index	17.60	16.47	15.30
Alerian MLP Total Return Index	10.97	32.26	8.14
Alerian Midstream Energy Select Index	20.81	29.53	11.74
Alerian Midstream Energy Total Return Index USD	20.80	28.81	N/A**
[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Net Assets	$ 1,067,211,463
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 11,183,218
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,067,211,463
Number of Portfolio Holdings	22
Portfolio Turnover	75%
Total Advisory Fees Paid	$11,183,218

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)[1]
The Williams Companies, Inc.	9.5%
Targa Resources Corp.	9.5%
MPLX LP	8.5%
Enbridge, Inc.	8.0%
Energy Transfer LP	7.5%
TC Energy Corp.	6.9%
ONEOK, Inc.	4.9%
Enterprise Products Partners LP	4.9%
Cheniere Energy, Inc.	4.9%
DT Midstream, Inc.	4.9%
Sector Breakdown[2]
[5],[6]
Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund during the reporting period.
Effective September 30, 2025, the Fund’s principal investment strategies were changed so that, under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (MLPs) and other investments that have economic characteristics similar to such securities. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company (RIC), rather than a “C” corporation, under the Internal Revenue Code of 1986, as amended, beginning with the tax year that runs from October 1, 2025 through September 30, 2026.
For more complete information, you may review the Fund’s prospectus dated September 30, 2025, at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund, or upon request at 855-244-4859.

Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Class I
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class I
Trading Symbol	CCCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to September 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$484	4.47%

Expenses Paid, Amount	$ 484
Expense Ratio, Percent	4.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the year  ended  September 30, 2025, the Fund (i) outperformed its secondary benchmark, the Alerian MLP Total Return Index; (ii)  underperformed its primary benchmark, the Alerian Midstream Energy Total Return Index USD; and (iii)  underperformed its broad-based benchmark, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
An underweight allocation to and stock selection within a group of independent Canadian midstream companies was the largest positive group contributor during the fiscal year. Modest ownership in a single utility company in the fourth fiscal quarter also helped contribute positively to 2025 fiscal performance. The largest positive contributors to performance versus the benchmark at a company level were an underweight to a diversified large cap U.S. C corp company, an underweight to an independent Canadian company, and an overweight to a natural gas-focused company.
Conversely, an overweight allocation to and stock selection within a group of crude oil-focused companies was the largest detractor to performance over the last twelve months. An underweight allocation to two large Canadian companies was also a large negative attributor to performance but was slightly offset by stock selection within the group. The biggest company-level detractors included an underweight to a large natural gas transmission C corp, an overweight to a gathering & processing (“G&P”) company that was acquired during the calendar year, and an overweight to a G&P master limited partnership (“MLP”).
POSITIONING
The outlook for natural gas infrastructure remains particularly compelling. Demand growth is supported by multiple use cases, namely LNG exports and power demand, which are expected to be driven by driven by data center construction, reshoring, and population growth across multiple regions of the United States. These structural tailwinds have strengthened over the past two years, and we remain optimistic about their persistence and their positive impact on lengthening terminal values for the entire asset class. North American energy companies with oil exposure aim to maintain discipline amid an uncertain price environment, prioritizing balance sheet strength and free cash flow generation to navigate volatility and capitalize on future upcycles.

Top Contributors
↑	ONEOK, INC.
↑	PEMBINA PIPELINE CORPORATION
↑	DT MIDSTREAM, INC.

Top Detractors
↓	KINDER MORGAN, INC.
↓	ENLINK MIDSTREAM, LLC
↓	WESTERN MIDSTREAM PARTNERS, LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	16.42	29.36	6.11
S&P 500 TR Index	17.60	16.47	15.30
Alerian MLP Total Return Index	10.97	32.26	8.14
Alerian Midstream Energy Select Index	20.81	29.53	11.74
Alerian Midstream Energy Total Return Index USD	20.80	28.81	N/A**
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Net Assets	$ 1,067,211,463
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 11,183,218
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,067,211,463
Number of Portfolio Holdings	22
Portfolio Turnover	75%
Total Advisory Fees Paid	$11,183,218

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)[1]
The Williams Companies, Inc.	9.5%
Targa Resources Corp.	9.5%
MPLX LP	8.5%
Enbridge, Inc.	8.0%
Energy Transfer LP	7.5%
TC Energy Corp.	6.9%
ONEOK, Inc.	4.9%
Enterprise Products Partners LP	4.9%
Cheniere Energy, Inc.	4.9%
DT Midstream, Inc.	4.9%
Sector Breakdown[2]
[8],[9]
Material Fund Change [Text Block]
Material Fund Changes:
This is a summary of certain changes to the Fund during the reporting period.
Effective September 30, 2025, the Fund’s principal investment strategies were changed so that, under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (MLPs) and other investments that have economic characteristics similar to such securities. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company (RIC), rather than a “C” corporation, under the Internal Revenue Code of 1986, as amended, beginning with the tax year that runs from October 1, 2025 through September 30, 2026.
For more complete information, you may review the Fund’s prospectus dated September 30, 2025, at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund, or upon request at 855-244-4859.

Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund

[1]
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.

[2]
1	Represents percent of total investments.

[3]
2	Represents percent of total net assets.

[4]
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.

[5]
1	Represents percent of total investments.

[6]
2	Represents percent of total net assets.

[7]
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.

[8]
1	Represents percent of total investments.

[9]
2	Represents percent of total net assets.